Subsequent Events (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2026
Subsequent Events [Line Items]
Aggregate fair value				$ 1,900,000
Issuance of common stock warrants		$ 2,822,000	$ 121,000	3,545,000	$ 76,000
Short-term advance	$ 200,000	$ 200,000
Bearing interest	11.00%
Aggregate outstanding balance				530,000
SAFE [Member]
Subsequent Events [Line Items]
Aggregate principal amount				$ 2,400
Warrants [Member]
Subsequent Events [Line Items]
Shares issued upon merger				1,748,829
Warrants [Member] | SAFE [Member]
Subsequent Events [Line Items]
Shares issued upon merger				234,249
Issuance of common stock warrants				$ 328,000
Related Party [Member]
Subsequent Events [Line Items]
Short-term advance						$ 330,000